Trading Assets - Summary of Geographic Breakdown Trading Loans (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Trading loans	$ 8,113	$ 8,352
United States [member]
Disclosure of financial assets [line items]
Trading loans	5,308	6,227
Europe [member]
Disclosure of financial assets [line items]
Trading loans	548	1,075
Asia Pacific [member]
Disclosure of financial assets [line items]
Trading loans	15	141
Canada [member]
Disclosure of financial assets [line items]
Trading loans	2,034	266
Other Countries [member]
Disclosure of financial assets [line items]
Trading loans	$ 208	$ 643